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                   FIRST METLIFE INVESTORS INSURANCE COMPANY
              FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE

                       SUPPLEMENT DATED NOVEMBER 2, 2012
             TO THE PROSPECTUS DATED APRIL 30, 2012, AS REVISED AND
                           REPRINTED AUGUST 20, 2012

This supplement describes a new Investment Portfolio for the Class S (offered on and after October 7, 2011) and Class S-L Share Option contracts issued by First MetLife Investors Insurance Company ("we," "us," or "our"). This supplement provides information in addition to that contained in the prospectus dated April 30, 2012, as revised and reprinted August 20, 2012.

Certain terms used in this supplement have special meanings. If a term is not defined in this supplement, it has the meaning given to it in the prospectus. This supplement should be read in its entirety and kept together with your prospectus for future reference. If you would like another copy of the prospectus, write to us at 5 Park Plaza, Suite 1900, Irvine, CA 92614 or call us at (800) 343-8496 to request a free copy.

1. METLIFE MULTI-INDEX TARGETED RISK PORTFOLIO

For contract owners who have elected the GMIB Max IV rider, the MetLife Multi-Index Targeted Risk Portfolio (Class B) of Met Investors Series Trust is expected to be available for allocations of Purchase Payments and transfers of Account Value on November 12, 2012.

In the "Investment Portfolio Expenses" table under "Met Investors Series Trust," add the following:

                                                                                ACQUIRED     TOTAL     CONTRACTUAL   NET TOTAL
                                                            12B-1/                FUND       ANNUAL      EXPENSE      ANNUAL
                                              MANAGEMENT   SERVICE     OTHER    FEES AND   PORTFOLIO    SUBSIDY OR   PORTFOLIO
                                                 FEES        FEES    EXPENSES   EXPENSES    EXPENSES     DEFERRAL    EXPENSES
--------------------------------------------  -----------  --------  ---------  ---------  ----------  ------------  ---------
MetLife Multi-Index Targeted Risk Portfolio*        0.18%     0.25%      3.70%      0.21%       4.34%         3.53%      0.81%

* The fees and expenses of the Portfolio are estimated for the year ending December 31, 2012.

                                                                    SUPP-NYS1112

In APPENDIX B, "Participating Investment Portfolios," add the following after "MET INVESTORS SERIES TRUST - GMIB Max Portfolios (Class B)":

MET INVESTORS SERIES TRUST - GMIB MAX IV PORTFOLIO (CLASS B)

In addition to the Met Investors Series Trust portfolios listed above, the following Class B Investment Portfolio is available under the contract if you elect the GMIB Max IV rider. If you do not elect the GMIB Max IV rider, the following Investment Portfolio is not available for investment.

METLIFE MULTI-INDEX TARGETED RISK PORTFOLIO (CLASS B)

SUBADVISER: MetLife Investment Management, LLC (formerly, MetLife Investment Advisors Company, LLC)

INVESTMENT OBJECTIVE: The MetLife Multi-Index Targeted Risk Portfolio seeks a balance between growth of capital and current income, with a greater emphasis on growth of capital.

2. INVESTMENT ALLOCATION RESTRICTIONS FOR CERTAIN RIDERS

In the "PURCHASE" section, under "Investment Allocation Restrictions for Certain Riders - Investment Allocation Restrictions for the GMIB Max IV, GMIB Max III, and GMIB Max II Riders," replace the first paragraph with the following:

If you elect the GMIB Max IV, GMIB Max III, or GMIB Max II or riders (all three riders are referred to collectively as the "GMIB Max riders"), you may allocate your Purchase Payments and Account Value among the following Investment Portfolios (except as noted below):

(a) AllianceBernstein Global Dynamic Allocation Portfolio

(b) AQR Global Risk Balanced Portfolio

(c) BlackRock Global Tactical Strategies Portfolio

(d) Invesco Balanced-Risk Allocation Portfolio

(e) JPMorgan Global Active Allocation Portfolio

(f) MetLife Balanced Plus Portfolio

(g) Schroders Global Multi-Asset Portfolio

(h) MetLife Multi-Index Targeted Risk Portfolio*

* The MetLife Multi-Index Targeted Risk Portfolio is available only if you elect the GMIB Max IV rider.

Replace the fifth paragraph with the following:

Restrictions on Investment Allocations After Rider Terminates. If you elected the GMIB Max IV rider and it terminates, you will be permitted to allocate subsequent Purchase Payments or

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transfer Account Value to any of the available Investment Portfolios, except the
Multi-Index Targeted Risk Portfolio will no longer be available. You may no longer allocate subsequent Purchase Payments or transfer Account Value to the MetLife Multi-Index Targeted Risk Portfolio. You may leave Account Value in the MetLife Multi-Index Targeted Risk Portfolio, but once you transfer Account Value from the MetLife Multi-Index Targeted Risk Portfolio to another Investment Portfolio, you will not be permitted to transfer it back to the MetLife Multi-Index Targeted Risk Portfolio.

If you elected the GMIB Max III or GMIB Max II rider and it terminates (see the descriptions of the GMIB Max riders in the "Living Benefits - Guaranteed Income Benefits" section), the investment allocation restrictions described above will no longer apply and you will be permitted to allocate subsequent Purchase Payments or transfer Account Value to any of the available Investment Portfolios.

3. MAXIMUM TOTAL ANNUAL PORTFOLIO EXPENSES

In the "FEE TABLES AND EXAMPLES" section, in the "Total Annual Portfolio Expenses" table, change the maximum from "1.34%" to "4.34%".

4. EXAMPLES

In the "FEE TABLES AND EXAMPLES" section, in the "Examples" subsection, replace the charts with the following:

CHART 1. Chart 1 assumes you select the optional GMIB Max IV rider (assuming the maximum 1.50% charge applies in all Contract Years), which is the most expensive way to purchase the contract.

CLASS S - L-SHARE OPTION

(1) IF YOU SURRENDER YOUR CONTRACT AT THE END OF THE APPLICABLE TIME PERIOD:

                        Time Periods
                1 year     3 years     5 years     10 years
              ----------  ----------  ----------  ----------
maximum       (a) $1,505  (a) $2,921  (a) $3,914  (a) $7,564
minimum       (b) $1,132  (b) $1,837  (b) $2,166  (b) $4,372

(2) IF YOU DO NOT SURRENDER YOUR CONTRACT OR IF YOU ANNUITIZE AT THE END OF THE APPLICABLE TIME PERIOD:

                       Time Periods
               1 year    3 years     5 years     10 years
              --------  ----------  ----------  ----------
maximum       (a) $805  (a) $2,381  (a) $3,914  (a) $7,564
minimum       (b) $432  (b) $1,297  (b) $2,166  (b) $4,372

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

CHART 2. Chart 2 assumes that you do not select the GMIB Max IV rider, which is the least expensive way to purchase the contract.

(1) IF YOU SURRENDER YOUR CONTRACT AT THE END OF THE APPLICABLE TIME PERIOD:

                        Time Periods
                1 year     3 years     5 years     10 years
              ----------  ----------  ----------  ----------
maximum       (a) $1,347  (a) $2,454  (a) $3,145  (a) $6,071
minimum       (b) $  974  (b) $1,352  (b) $1,335  (b) $2,584

(2) IF YOU DO NOT SURRENDER YOUR CONTRACT OR IF YOU ANNUITIZE AT THE END OF THE APPLICABLE TIME PERIOD:

                       Time Periods
               1 year    3 years     5 years     10 years
              --------  ----------  ----------  ----------
maximum       (a) $647  (a) $1,914  (a) $3,145  (a) $6,071
minimum       (b) $274  (b) $  812  (b) $1,335  (b) $2,584

     CLASS S

(1) IF YOU SURRENDER YOUR CONTRACT AT THE END OF THE APPLICABLE TIME PERIOD:

                        Time Periods
                1 year     3 years     5 years     10 years
              ----------  ----------  ----------  ----------
maximum       (a) $1,435  (a) $2,729  (a) $3,984  (a) $7,122
minimum       (b) $1,062  (b) $1,637  (b) $2,210  (b) $3,824

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

(2) IF YOU DO NOT SURRENDER YOUR CONTRACT OR IF YOU ANNUITIZE AT THE END OF THE APPLICABLE TIME PERIOD:

                       Time Periods
               1 year    3 years     5 years     10 years
              --------  ----------  ----------  ----------
maximum       (a) $735  (a) $2,189  (a) $3,624  (a) $7,122
minimum       (b) $362  (b) $1,097  (b) $1,850  (b) $3,824

CHART 2. Chart 2 assumes that you do not select the GMIB Max IV rider, which is the least expensive way to purchase the contract.

(1) IF YOU SURRENDER YOUR CONTRACT AT THE END OF THE APPLICABLE TIME PERIOD:

                        Time Periods
                1 year     3 years     5 years     10 years
              ----------  ----------  ----------  ----------
maximum       (a) $1,277  (a) $2,259  (a) $3,204  (a) $5,582
minimum       (b) $  904  (b) $1,149  (b) $1,369  (b) $1,984

(2) IF YOU DO NOT SURRENDER YOUR CONTRACT OR IF YOU ANNUITIZE AT THE END OF THE APPLICABLE TIME PERIOD:

                       Time Periods
               1 year    3 years     5 years     10 years
              --------  ----------  ----------  ----------
maximum       (a) $577  (a) $1,719  (a) $2,844  (a) $5,582
minimum       (b) $204    (b) $609  (b) $1,009  (b) $1,984

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE

5 Park Plaza, Suite 1900                              Telephone:  (800) 343-8496
Irvine, CA  92614

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